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Farmers (R)
Variable
Annuity I


2000
Annual
Report.


                         Includes annual reports for:

                         Kemper Variable Series
                         Scudder Variable Life Investment Fund
                         Janus Aspen Series
                         PIMCO Variable Insurance Trust
                         Franklin Templeton Variable Insurance Products Trust



LOGO: FARMERS INSURANCE GROUP/FARMERS FINANCIAL SERVICES
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            LOGO: FARMERS INSURANCE GROUP/FARMERS FINANCIAL SERVICES



  Farmers Variable Annuity I is marketed exclusively by agents affiliated with
                            Farmers Insurance Group;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL  60049-0001

 Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.


FFS-2-VA (02/01)

LOGO: ZURICH KEMPER
1 KEMPER DRIVE
LONG GROVE, IL  60049-0001